Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
(the “Trust”)
AZL DFA Multi-Strategy Fund
AZL MVP DFA Multi-Strategy Fund
(together, the “Funds”)
Supplement dated April 3, 2024,
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated
May 1, 2023
This supplement updates certain information contained in the summary prospectus, prospectus and SAI and should be attached to the summary prospectus, statutory prospectus, and SAI and retained for future reference.
The Board of Trustees of the Trust (the “Board”) approved the liquidation of the AZL DFA U.S. Small Cap Fund, which is anticipated to occur on or about April 17, 2024. In connection with such liquidation, corresponding changes to the underlying investments of the Funds are being made, whereby the Funds will reallocate assets to the AZL DFA U.S. Core Equity Fund and AZL DFA International Core Equity Fund. The Manager expects to transition the Funds’ portfolios gradually beginning from the date of this supplement.
Accordingly, effective April 18, 2024, the summary prospectus and prospectus for each Fund are revised to reflect the following:
AZL DFA Multi-Strategy Fund
The Fund, under normal market conditions, will seek to achieve its investment objective by investing primarily in a combination of three underlying funds, as follows:

Fund	Target Allocation
AZL Enhanced Bond Index Fund	40%
AZL DFA U.S. Core Equity Fund	43.5%
AZL DFA International Core Equity Fund	16.5%
AZL MVP DFA Multi-Strategy Fund
The Fund, under normal market conditions, will seek to achieve its investment objective by investing primarily in a combination of three underlying funds, as follows:

Fund	Target Allocation
AZL Enhanced Bond Index Fund	38%
AZL DFA U.S. Core Equity Fund	40.5%
AZL DFA International Core Equity Fund	16.5%
In addition, under normal market conditions, the AZL MVP DFA Multi-Strategy Fund will continue to allocate approximately 5% of its assets to the MVP risk management process.

AZL DFA Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
(the “Trust”)
AZL DFA Multi-Strategy Fund
(together, the “Funds”)
Supplement dated April 3, 2024,
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated
May 1, 2023
This supplement updates certain information contained in the summary prospectus, prospectus and SAI and should be attached to the summary prospectus, statutory prospectus, and SAI and retained for future reference.
The Board of Trustees of the Trust (the “Board”) approved the liquidation of the AZL DFA U.S. Small Cap Fund, which is anticipated to occur on or about April 17, 2024. In connection with such liquidation, corresponding changes to the underlying investments of the Funds are being made, whereby the Funds will reallocate assets to the AZL DFA U.S. Core Equity Fund and AZL DFA International Core Equity Fund. The Manager expects to transition the Funds’ portfolios gradually beginning from the date of this supplement.
Accordingly, effective April 18, 2024, the summary prospectus and prospectus for each Fund are revised to reflect the following:
AZL DFA Multi-Strategy Fund
The Fund, under normal market conditions, will seek to achieve its investment objective by investing primarily in a combination of three underlying funds, as follows:

Fund	Target Allocation
AZL Enhanced Bond Index Fund	40%
AZL DFA U.S. Core Equity Fund	43.5%
AZL DFA International Core Equity Fund	16.5%

AZL MVP DFA Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
(the “Trust”)
AZL MVP DFA Multi-Strategy Fund
(together, the “Funds”)
Supplement dated April 3, 2024,
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated
May 1, 2023
This supplement updates certain information contained in the summary prospectus, prospectus and SAI and should be attached to the summary prospectus, statutory prospectus, and SAI and retained for future reference.
The Board of Trustees of the Trust (the “Board”) approved the liquidation of the AZL DFA U.S. Small Cap Fund, which is anticipated to occur on or about April 17, 2024. In connection with such liquidation, corresponding changes to the underlying investments of the Funds are being made, whereby the Funds will reallocate assets to the AZL DFA U.S. Core Equity Fund and AZL DFA International Core Equity Fund. The Manager expects to transition the Funds’ portfolios gradually beginning from the date of this supplement.
Accordingly, effective April 18, 2024, the summary prospectus and prospectus for each Fund are revised to reflect the following:
AZL MVP DFA Multi-Strategy Fund
The Fund, under normal market conditions, will seek to achieve its investment objective by investing primarily in a combination of three underlying funds, as follows:

Fund	Target Allocation
AZL Enhanced Bond Index Fund	38%
AZL DFA U.S. Core Equity Fund	40.5%
AZL DFA International Core Equity Fund	16.5%
In addition, under normal market conditions, the AZL MVP DFA Multi-Strategy Fund will continue to allocate approximately 5% of its assets to the MVP risk management process.